RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 14):

(in thousands of $)	2011	2010
Amounts due from:
Frontline Charterers	8,356	31,138
Frontline Ltd	1,206	1,091
Deep Sea	-	512
Seadrill	213	4
Total amount due from related parties	9,775	32,745

Loans to related parties - associated companies, long-term
SFL West Polaris	84,621	101,433
SFL Deepwater	189,563	224,179
Total loans to related parties - associated companies, long-term	274,184	325,612

Amounts due to:
Rig Finance II	-	30,659
Frontline Management	944	2,001
Bluelot	1,731	-
Corte Real	1,686	-
Other related parties	60	156
Total amount due to related parties	4,421	32,816

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

Payments (in millions of $)	2011	2010	2009
Operating lease income	21.9	22.6	20.4
Direct financing lease interest income	97.8	119.4	147.5
Finance lease service revenue	70.0	76.9	89.0
Direct financing lease repayments	199.5	123.8	153.8